OTHER LIABILITIES - Schedule of detailed information about sensitivity analysis for actuarial assumptions (Detail) - Natura Cosmticos SA [Member] R$ in Thousands	Dec. 31, 2023 BRL (R$)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increased Actuarial Assumption Percentage	9.69%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	R$ 229,052
Decreased Actuarial Assumption Percentage	9.69%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	R$ 173,673
Rate of compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increased Actuarial Assumption Percentage	8.42%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	R$ 174,202
Decreased Actuarial Assumption Percentage	8.42%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	R$ 227,843